Related Party Balances and Transactions (Details)		1 Months Ended	12 Months Ended
	Nov. 15, 2025 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jul. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Logistics service					¥ 7,491,026	¥ 1,784,309
Paid amount			¥ 67,686	$ 9,630
Outstanding balance			1,085,703	$ 154,465
Deposits paid					8,660,949
Short-term loan			¥ 22,203,903		10,497,682		$ 3,158,989
Interest free short term loan			300 days	300 days
Interest borrowed short-term loan			¥ 678,305	$ 96,504	946,749	649,517
Borrowed loan			67,685	9,630
Short-term loan interest rate					0.00%
Interest expense on loans			41,400,000	5,900,000	¥ 62,900,000
Principal amount repaid			25,323,561	3,602,829	48,637,611	21,001,703
Other payable - shareholders					613,820
Short Term Loan [Member]
Related Party Transaction [Line Items]
Outstanding balance			29,999	4,268
Short-term loan								¥ 169,999	$ 24,186
Amount repaid			140,000	19,918
Other payable - related parties [Member]
Related Party Transaction [Line Items]
Paid amount			5,331	$ 758	62,484
Loans Payable to Shareholders [Member]
Related Party Transaction [Line Items]
Interest borrowed short-term loan					¥ 16,274,505
Short-term loan interest rate					6.00%
Principal amount repaid					¥ 7,618,705
Loans Payable - Related Parties [Member]
Related Party Transaction [Line Items]
Outstanding balance					733,700
Short-term loan										¥ 738,000
Amount repaid					4,300
Interest expense on loans					738,933
Winpass Logistics (HK) Co., Limited [Member]
Related Party Transaction [Line Items]
Logistics service			125,049		64,539	¥ 3,281,240
Paid amount					7,430,517
Ezhou Jayud Logistics Technology Co.,Ltd (“EZ WLKJ”) [Member]
Related Party Transaction [Line Items]
Outstanding balance					64,540
Short-term loan			1,153,389				164,095
LB [Member]
Related Party Transaction [Line Items]
Short-term loan			¥ 158,148				$ 22,500
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Short-term loan	¥ 3,000,000
Interest borrowed short-term loan	¥ 30,000				74,336
Borrowed loan		¥ 3,000,000
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member] | Short Term Loan [Member]
Related Party Transaction [Line Items]
Amount repaid					1,500,000
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Short-term loan interest rate		6.00%
Principal amount					¥ 1,500,000